Prepayment, Net - Schedule of Movement of Allowance for Prepayment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Schedule Of Movement Of Allowance For Prepayment Abstract
Balance, at beginning of the year	$ 88,105	$ 97,691
Reversal	0	(12,198)
Exchange rate difference	11	2,612
Balance, at end of the year	$ 88,116	$ 88,105